UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2008
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		77
Form 13F Information Table Value Total in Thousands: 	$ 202,737

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      471     8194 SH       Sole                                       8194
Aixtron Aktiengesellschaft - A COM              009606104      110    16190 SH       Sole                                      16190
Apple Computer, Inc.           COM              037833100     1587    18591 SH       Sole                                      18591
Aptargroup, Inc.               COM              038336103      352     9984 SH       Sole                                       9984
Atheros Communications, Inc.   COM              04743p108     4265   298033 SH       Sole                                     298033
Baxter International           COM              071813109     3928    73290 SH       Sole                                      73290
Bluephoenix Solutions, Ltd     COM              M20157109      684   371605 SH       Sole                                     371605
Cameron International Corp     COM              13342b105      456    22227 SH       Sole                                      22227
Celgene Corporation            COM              151020104     4045    73175 SH       Sole                                      73175
ChevronTexaco Corp.            COM              166764100      261     3529 SH       Sole                                       3529
China Medical Technologies, In COM              169483104     4397   217006 SH       Sole                                     217006
China Security                 COM              16942J105       65    14670 SH       Sole                                      14670
E-House Holdings ADR           COM              26852W103      118    14510 SH       Sole                                      14510
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     3267    40921 SH       Sole                                      40921
Focus Media Holding Limited -  COM              34415v109     3721   409347 SH       Sole                                     409347
General Electric               COM              369604103     6065   374362 SH       Sole                                     374362
Google Inc.                    COM              38259P508      416     1353 SH       Sole                                       1353
Itron, Inc.                    COM              465741106     9078   142425 SH       Sole                                     142425
Jinpan Intl Ltd                COM              G5138L100     1537   105921 SH       Sole                                     105921
Johnson & Johnson              COM              478160104      415     6929 SH       Sole                                       6929
Mindray Medical Intl Ltd.      COM              602675100      506    28085 SH       Sole                                      28085
NICE-Systems Ltd. ADR          COM              653656108     7567   336757 SH       Sole                                     336757
Nasdaq OMX Group, Inc.         COM              631103108     7076   286375 SH       Sole                                     286375
Natl Oilwell Varco             COM              637071101     9773   399893 SH       Sole                                     399893
Nuance Communication           COM              67020Y100      186    17925 SH       Sole                                      17925
Potash Corp Saskatchew         COM              73755L107     5060    69105 SH       Sole                                      69105
Procter & Gamble Co.           COM              742718109     9786   158301 SH       Sole                                     158301
Quanta Services, Inc.          COM              74762e102     8746   441730 SH       Sole                                     441730
Research In Motion Limited     COM              760975102     4332   106747 SH       Sole                                     106747
Schlumberger Ltd.              COM              806857108      870    20554 SH       Sole                                      20554
Stericycle, Inc.               COM              858912108     6278   120536 SH       Sole                                     120536
Thermo Fisher Scientific       COM              883556102     7013   205827 SH       Sole                                     205827
Union Pacific Corp.            COM              907818108      217     4545 SH       Sole                                       4545
Visionchina Media, INC.        COM              92833u103      116    21315 SH       Sole                                      21315
Weatherford Intl               COM              G95089101     4366   403507 SH       Sole                                     403507
Yingli Green Energy ADR        COM              98584b103      125    20560 SH       Sole                                      20560
AT&T Corp.                     COM              00206r102      423    14830 SH       Sole                                      14830
Alaska Communications Systems  COM              01167p101      303    32299 SH       Sole                                      32299
BP P.L.C.                      COM              055622104      372     7966 SH       Sole                                       7966
Dow Chemical Co.               COM              260543103     4720   312800 SH       Sole                                     312800
Frontier Communications        COM              35906a108      717    82053 SH       Sole                                      82053
Pfizer, Inc.                   COM              717081103      378    21360 SH       Sole                                      21360
Windstream Corp                COM              97381w104      800    86940 SH       Sole                                      86940
Videolocity International Inc. COM              92699a100        0    20000 SH       Sole                                      20000
Market Vectors Agribusiness ET COM              57060U605      395    14195 SH       Sole                                      14195
Powershares QQQ Tr Ser 1       COM              73935a104      694    23329 SH       Sole                                      23329
Sector SPDR TR SBI Utilities R COM              81369Y886      458    15793 SH       Sole                                      15793
Solar Energy Index ETF         COM              18383m621      142    16160 SH       Sole                                      16160
iShares Goldman Sachs Natural  COM              464287374     1025    40497 SH       Sole                                      40497
iShares Russell Midcap Index F COM              464287499     1421    23794 SH       Sole                                      23794
iShares FTSE/Xinhua China 25 I COM              464287184     1664    57206 SH       Sole                                      57206
iShares MSCI Emerging Market I COM              464287234     1039    41627 SH       Sole                                      41627
iShares S&P Global - Utilities COM              464288711      281     5998 SH       Sole                                       5998
iShares Lehman TIPS            COM              464287176      638     6424 SH       Sole                                       6424
iShares iBoxx $ High Yield Cor COM              464288513      281     3701 SH       Sole                                       3701
iShares iBoxx $Invest Grade Co COM              464287242    19461   191455 SH       Sole                                     191455
Aeterna Zentaris Inc.          COM              007979990       21    42308 SH       Sole                                      42308
General Electric               COM              369604103    34393  2123008 SH       Sole                                    2123008
Kroger Company                 COM              501044101      263     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     5108   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      205    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      194    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105       88    12500 SH       Sole                                      12500
American Funds Mutual A        COM              027681105      469 24568.035 SH      Sole                                  24568.035
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      315 34976.093 SH      Sole                                  34976.093
Tiaa-Cref Inst Small Cap Value COM              87244w524      360 44650.180 SH      Sole                                  44650.180
Washington Mutual Investors Fu COM              939330106      349 16296.698 SH      Sole                                  16296.698
Fidelity AMT Tax Free Money Fu COM              316448406     1000 1000000.000 SH    Sole                                 1000000.00
Fidelity Institutional MM FDS  COM              316175108       41 41301.180 SH      Sole                                  41301.180
Fidelity U.S. Treasury Money M COM              846823102     3379 3379482.260 SH    Sole                                 3379482.26
Fidelity US Government Money M COM              316413202      126 126255.160 SH     Sole                                 126255.160
Franklin Fed Interm T/F A      COM              354723710      150 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      164 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       85 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802     3463 3462813.690 SH    Sole                                 3462813.69
MarkWest Energy Partners       COM              570759100       97    12100 SH       Sole                                      12100